UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2016

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments:

Putnam Income Fund

The fund's portfolio
7/31/16 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (106.3%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (7.2%)

Government National Mortgage Association Pass-Through Certificates
5.00%, 7/20/41			$3,700,237	$4,122,729
5.00%, TBA, 8/1/46			3,000,000	3,251,719
4.687%, 6/20/45			26,169	29,969
4.667%, 5/20/45			278,715	318,876
4.654%, 6/20/45			150,861	172,932
4.554%, 5/20/45			64,299	73,562
4.542%, 8/20/65			79,870	91,076
4.524%, 6/20/65			41,086	46,751
4.516%, 6/20/45			43,019	48,954
4.511%, 5/20/65			1,087,579	1,234,066
4.50%, with due dates from 9/20/45 to 4/20/46			4,094,315	4,505,188
4.50%, 3/20/46(FWC)			1,019,849	1,092,195
4.50%, 6/20/45(FWC)			260,407	278,880
4.50%, 5/20/45(FWC)			750,695	803,948
4.50%, TBA, 8/1/46			3,000,000	3,213,047
4.468%, 5/20/65			82,814	93,693
4.413%, 6/20/65			26,126	29,636
4.00%, with due dates from 9/20/40 to 3/20/46			17,933,500	19,579,892
4.00%, TBA, 8/1/46			2,000,000	2,135,781
3.50%, with due dates from 2/20/43 to 5/20/46			42,978,172	46,065,946
3.50%, TBA, 8/1/46			17,000,000	18,070,470
3.00%, with due dates from 3/20/43 to 7/20/45			1,755,943	1,849,233
3.00%, TBA, 8/1/46			41,000,000	43,075,625

				150,184,168
U.S. Government Agency Mortgage Obligations (99.1%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.00%, 3/1/41			813,484	915,011
4.50%, with due dates from 7/1/44 to 3/1/45			2,058,826	2,316,860
3.50%, with due dates from 4/1/42 to 2/1/44			6,921,428	7,378,242
3.50%, 7/1/46(FWC)			300,000	317,578
3.50%, 4/1/46(FWC)			298,204	314,908
3.50%, TBA, 8/1/46			8,000,000	8,442,500
3.00%, with due dates from 3/1/43 to 6/1/46			11,641,108	12,155,059

Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 2/1/36 to 5/1/41			6,183,191	7,090,814
6.00%, TBA, 8/1/46			2,000,000	2,285,000
5.50%, with due dates from 1/1/33 to 2/1/35			1,016,200	1,152,171
5.00%, with due dates from 3/1/40 to 1/1/44			3,209,443	3,561,819
4.50%, with due dates from 2/1/41 to 10/1/45			32,119,372	35,478,202
4.50%, TBA, 8/1/46			22,000,000	23,988,593
4.00%, with due dates from 6/1/42 to 1/1/46			27,330,667	29,818,596
4.00%, TBA, 8/1/46			1,000,000	1,071,953
3.50%, with due dates from 5/1/42 to 5/1/46			20,500,262	21,853,901
3.50%, 6/1/46(FWC)			1,072,772	1,136,258
3.50%, 6/1/46(FWC)			1,697,203	1,797,643
3.50%, 3/1/46(FWC)			298,364	315,322
3.50%, 12/1/45(FWC)			217,849	230,145
3.50%, 5/1/45(FWC)			960,709	1,028,146
3.50%, 10/1/42(FWC)			978,354	1,051,004
3.50%, TBA, 9/1/46			472,000,000	497,849,363
3.50%, TBA, 8/1/46			481,000,000	508,018,684
3.50%, TBA, 8/1/31			1,000,000	1,059,453
3.00%, with due dates from 2/1/43 to 6/1/46			28,280,063	29,625,663
3.00%, TBA, 9/1/46			340,000,000	353,108,598
3.00%, TBA, 8/1/46			449,000,000	467,275,691
2.50%, TBA, 8/1/46			32,000,000	32,490,000

				2,053,127,177

Total U.S. government and agency mortgage obligations (cost $2,194,064,495)				$2,203,311,345

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 2.00%, 9/30/20(SEGSF)			$429,000	$447,196

Total U.S. treasury obligations (cost $428,836)				$447,196

MORTGAGE-BACKED SECURITIES (46.2%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (14.5%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 23.856%, 4/15/37			$973,393	$1,655,452
IFB Ser. 2976, Class LC, 22.655%, 5/15/35			126,585	206,109
IFB Ser. 2979, Class AS, 22.508%, 3/15/34			11,468	12,174
IFB Ser. 3249, Class PS, 20.687%, 12/15/36			298,145	467,764
IFB Ser. 3065, Class DC, 18.416%, 3/15/35			663,735	1,007,505
IFB Ser. 2990, Class LB, 15.715%, 6/15/34			568,119	739,830
IFB Ser. 3852, Class NT, 5.519%, 5/15/41			2,094,810	2,201,357
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class M3, 4.638%, 1/25/25			16,233,285	17,118,618
Ser. 4132, Class IP, IO, 4.50%, 11/15/42			8,573,853	1,112,852
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			3,298,882	483,286
Ser. 4018, Class DI, IO, 4.50%, 7/15/41			3,850,015	411,341
Ser. 3707, Class PI, IO, 4.50%, 7/15/25			1,917,179	161,926
Ser. 4546, Class TI, 4.00%, 12/15/45			24,980,464	2,373,144
Ser. 4500, Class GI, IO, 4.00%, 8/15/45			18,776,112	1,788,800
Ser. 4121, Class MI, IO, 4.00%, 10/15/42			19,898,933	3,357,945
Ser. 4116, Class MI, IO, 4.00%, 10/1/42			8,600,947	1,297,762
Ser. 4165, Class AI, IO, 3.50%, 2/15/43			13,766,892	1,889,919
Ser. 4122, Class AI, IO, 3.50%, 10/15/42			7,234,167	847,193
Ser. 4182, Class GI, IO, 3.00%, 1/15/43			23,324,108	2,066,437
Ser. 4141, Class PI, IO, 3.00%, 12/15/42			8,140,505	886,501
Ser. 4158, Class TI, IO, 3.00%, 12/15/42			20,061,125	2,003,705
Ser. 4176, Class DI, IO, 3.00%, 12/15/42			22,810,485	2,387,345
Ser. 4171, Class NI, IO, 3.00%, 6/15/42			12,750,666	1,205,065
Ser. 4183, Class MI, IO, 3.00%, 2/15/42			7,556,900	684,655
Ser. 4201, Class JI, IO, 3.00%, 12/15/41			23,252,682	1,926,375
Ser. 4206, Class IP, IO, 3.00%, 12/15/41			9,430,591	991,599
Ser. 4004, IO, 3.00%, 3/15/26			14,178,789	840,476
Structured Agency Credit Risk FRB Ser. 16-DNA2, Class M2, 2.688%, 10/25/28			1,100,000	1,114,566
Structured Agency Credit Risk FRB Ser. 16-DNA2, Class M1, 1.738%, 10/25/28			3,168,830	3,182,456
Structured Agency Credit Risk FRB Ser. 16-HQA2, Class M1, 1.688%, 11/25/28			2,953,716	2,957,678
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA1, Class M1, 1.388%, 10/25/27			664,026	663,362
FRB Ser. T-56, Class A, IO, 0.524%, 5/25/43			8,866,074	147,195
Ser. 315, PO, zero %, 9/15/43			17,316,522	14,388,802
Ser. 3835, Class FO, PO, zero %, 4/15/41			7,424,290	6,632,460
Ser. 3369, Class BO, PO, zero %, 9/15/37			14,714	13,079
Ser. 3391, PO, zero %, 4/15/37			149,577	133,696
Ser. 3300, PO, zero %, 2/15/37			231,033	209,031
Ser. 3206, Class EO, PO, zero %, 8/15/36			11,258	10,345
Ser. 3175, Class MO, PO, zero %, 6/15/36			39,464	35,110
Ser. 3210, PO, zero %, 5/15/36			36,134	33,834
Ser. 3326, Class WF, zero %, 10/15/35			12,144	10,140
FRB Ser. T-56, Class 2, IO, zero %, 5/25/43			3,880,742	—
FRB Ser. 3117, Class AF, zero %, 2/15/36			14,253	10,994

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 36.973%, 7/25/36			493,802	1,002,601
IFB Ser. 06-8, Class HP, 22.778%, 3/25/36			470,837	829,888
IFB Ser. 05-122, Class SE, 21.392%, 11/25/35			834,215	1,259,719
IFB Ser. 05-75, Class GS, 18.786%, 8/25/35			248,993	355,974
IFB Ser. 05-106, Class JC, 18.611%, 12/25/35			568,149	899,679
IFB Ser. 05-83, Class QP, 16.125%, 11/25/34			99,192	132,798
IFB Ser. 11-4, Class CS, 11.924%, 5/25/40			1,007,876	1,253,378
IFB Ser. 13-101, Class SE, IO, 5.412%, 10/25/43			10,008,351	2,525,933
Ser. 421, Class C6, IO, 4.00%, 5/25/45			12,199,513	1,636,650
Ser. 15-3, Class BI, IO, 4.00%, 3/25/44			16,210,742	1,266,059
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42			17,227,168	2,685,716
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42			18,139,472	2,258,301
Ser. 12-62, Class EI, IO, 4.00%, 4/25/41			12,213,116	1,225,000
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41			10,579,793	1,094,517
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43			22,809,874	1,675,974
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43			7,169,444	841,568
Ser. 12-118, Class IC, IO, 3.50%, 11/25/42			17,968,946	3,027,812
Ser. 14-10, IO, 3.50%, 8/25/42			10,957,056	939,775
Ser. 12-128, Class QI, IO, 3.50%, 6/25/42			13,954,696	1,570,129
Ser. 12-101, Class PI, IO, 3.50%, 8/25/40			19,716,946	1,365,458
Ser. 14-20, Class IA, IO, 3.50%, 7/25/39			15,771,681	1,294,855
Ser. 15-41, Class IA, IO, 3.50%, 6/25/35			16,320,148	2,035,556
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43			6,617,462	591,601
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43			9,349,883	929,378
Ser. 12-144, Class KI, IO, 3.00%, 11/25/42			14,443,800	1,476,156
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			6,961,763	617,857
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42			11,616,431	922,112
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42			20,476,134	1,599,391
Ser. 13-67, Class IP, IO, 3.00%, 2/25/42			14,546,521	1,095,353
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41			5,930,017	451,274
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41			7,498,374	494,893
Ser. 14-59, Class AI, IO, 3.00%, 10/25/40			16,332,632	1,244,725
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40			20,040,085	1,645,479
Ser. 13-69, IO, 3.00%, 11/25/31			30,704,254	2,644,063
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M1, 2.488%, 10/25/28			4,070,903	4,125,909
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M1, 2.438%, 11/25/24			1,212,885	1,220,038
Connecticut Avenue Securities FRB Ser. 14-C03, Class 1M1, 1.688%, 7/25/24			102,850	103,111
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1, 1.688%, 7/25/24			1,702,261	1,706,261
FRB Ser. 03-W10, Class 1, IO, 0.659%, 6/25/43			5,762,899	76,312
FRB Ser. 01-50, Class B1, IO, 0.391%, 10/25/41			518,602	6,158
FRB Ser. 02-W6, Class 1A, IO, 0.072%, 6/25/42			720,116	1,576
FRB Ser. 05-W4, Class 1A, IO, 0.063%, 8/25/45			149,393	93
Ser. 03-34, Class P1, PO, zero %, 4/25/43			167,849	142,551
Ser. 07-64, Class LO, PO, zero %, 7/25/37			48,730	46,242
Ser. 07-14, Class KO, PO, zero %, 3/25/37			185,827	164,393
Ser. 06-125, Class OX, PO, zero %, 1/25/37			16,801	14,898
Ser. 06-84, Class OT, PO, zero %, 9/25/36			18,105	16,064
Ser. 06-46, Class OC, PO, zero %, 6/25/36			15,209	13,433

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39			19,166,746	3,454,423
IFB Ser. 13-129, Class SN, IO, 5.663%, 9/20/43			3,499,131	569,309
Ser. 14-76, IO, 5.00%, 5/20/44			9,892,746	1,562,387
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			4,543,563	735,803
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40			1,369,622	44,870
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40			5,531,785	188,546
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			3,145,880	527,372
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			27,492,458	4,494,027
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			12,936,948	2,190,225
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42			7,679,280	895,404
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42			16,371,673	2,849,729
Ser. 12-129, IO, 4.50%, 11/16/42			5,282,621	964,290
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			4,781,382	714,023
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			4,834,003	707,065
Ser. 11-116, Class IA, IO, 4.50%, 10/20/39			4,437,225	319,436
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39			27,779,660	3,204,384
Ser. 14-71, Class BI, IO, 4.50%, 5/20/29			14,662,161	1,782,332
Ser. 15-94, IO, 4.00%, 7/20/45			939,487	201,974
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45			8,959,486	734,241
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			22,374,905	4,681,076
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44			8,447,087	1,248,902
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43			13,675,145	1,464,608
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43			15,995,922	2,595,041
Ser. 13-4, Class IC, IO, 4.00%, 9/20/42			18,241,178	3,728,387
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42			9,712,489	1,319,850
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41			22,146,286	2,692,988
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39			7,860,920	600,289
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39			12,898,406	1,221,234
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38			19,121,385	1,357,391
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36			16,233,487	1,403,547
Ser. 13-53, Class IA, IO, 4.00%, 12/20/26			13,555,484	1,401,613
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45			20,649,091	2,617,768
Ser. 15-77, Class DI, IO, 3.50%, 5/20/45			16,704,647	1,136,751
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45			13,737,010	1,788,930
Ser. 15-24, Class CI, IO, 3.50%, 2/20/45			9,202,405	1,775,549
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45			13,861,143	2,074,279
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43			7,064,945	480,204
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			5,766,781	517,453
Ser. 12-145, IO, 3.50%, 12/20/42			8,582,624	1,283,150
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			6,922,871	615,512
Ser. 12-136, IO, 3.50%, 11/20/42			20,354,741	3,691,373
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42			27,207,026	5,050,740
Ser. 12-71, Class AI, IO, 3.50%, 1/20/42			10,827,110	476,155
Ser. 14-46, Class JI, IO, 3.50%, 10/20/41			8,106,855	1,049,432
Ser. 14-141, Class GI, IO, 3.50%, 6/20/41			14,442,794	1,105,295
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41			13,486,639	1,446,172
Ser. 13-18, Class GI, IO, 3.50%, 5/20/41			7,313,397	764,250
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41			11,828,172	1,241,698
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40			21,556,654	2,128,547
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39			5,157,891	376,753
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39			43,760,174	4,563,617
Ser. 15-87, Class AI, IO, 3.50%, 12/20/38			22,570,394	1,762,748
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37			14,287,186	1,758,567
Ser. 14-145, Class PI, IO, 3.50%, 10/20/29			12,998,736	1,375,916
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29			22,628,776	2,473,280
Ser. 13-8, Class BI, IO, 3.00%, 11/20/42			16,802,652	1,501,339
Ser. 13-53, Class PI, IO, 3.00%, 4/20/41			10,935,516	625,840
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40			10,898,817	943,968
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37			22,851,526	2,231,497
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36			6,662,841	541,303
Ser. 14-30, Class KI, IO, 3.00%, 2/16/29			9,777,741	913,231
Ser. 14-5, Class LI, IO, 3.00%, 1/16/29			10,289,425	939,702
Ser. 13-164, Class CI, IO, 3.00%, 11/16/28			18,604,914	1,814,016
Ser. 13-H08, IO, 2.922%, 3/20/63			55,560,563	4,061,477
FRB Ser. 15-H16, Class XI, IO, 2.281%, 7/20/65			28,413,349	3,796,023
Ser. 16-H11, Class HI, IO, 2.079%, 1/20/66			40,569,539	4,744,405
Ser. 15-H25, Class CI, IO, 1.996%, 10/20/65			28,435,512	3,679,555
Ser. 15-H26, Class DI, IO, 1.986%, 10/20/65			23,608,019	3,040,713
Ser. 15-H15, Class JI, IO, 1.938%, 6/20/65			21,895,810	2,583,706
Ser. 16-H04, Class KI, IO, 1.902%, 2/20/66			35,402,896	3,764,496
Ser. 16-H02, Class HI, IO, 1.867%, 1/20/66			54,680,566	6,239,053
Ser. 15-H12, Class AI, IO, 1.852%, 5/20/65			33,265,605	3,507,060
Ser. 15-H20, Class AI, IO, 1.835%, 8/20/65			32,606,008	3,602,964
Ser. 15-H10, Class CI, IO, 1.806%, 4/20/65			33,609,271	3,642,371
Ser. 15-H12, Class GI, IO, 1.802%, 5/20/65			45,800,925	4,873,218
Ser. 15-H09, Class BI, IO, 1.698%, 3/20/65			39,467,725	3,796,795
Ser. 15-H12, Class EI, IO, 1.695%, 4/20/65			33,844,209	3,330,270
Ser. 15-H01, Class CI, IO, 1.638%, 12/20/64			31,528,896	2,314,221
Ser. 15-H17, Class CI, IO, 1.622%, 6/20/65			32,331,972	2,324,669
Ser. 15-H25, Class AI, IO, 1.613%, 9/20/65			29,420,336	2,818,468
Ser. 15-H14, Class BI, IO, 1.588%, 5/20/65			2,695,739	193,824
Ser. 15-H28, Class DI, IO, 1.549%, 8/20/65			35,001,023	2,961,087
Ser. 10-H19, Class GI, IO, 1.403%, 8/20/60			38,212,206	2,583,145
IFB Ser. 11-70, Class YI, IO, 0.15%, 12/20/40			15,722,313	76,407
Ser. 10-151, Class KO, PO, zero %, 6/16/37			367,286	324,116
Ser. 06-36, Class OD, PO, zero %, 7/16/36			26,459	23,321

				301,395,709
Commercial mortgage-backed securities (22.6%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695%, 7/10/46			10,479,000	10,125,334
FRB Ser. 07-1, Class XW, IO, 0.329%, 1/15/49			5,753,160	17,327

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.341%, 2/10/51			14,316,462	49,748

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-6, Class F, 5.241%, 9/10/47			16,156	16,156

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.416%, 11/10/41			1,383,982	18,581
FRB Ser. 04-4, Class XC, IO, 0.086%, 7/10/42			608,371	338
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42			40,801,278	4,080

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 5.874%, 6/11/50			5,962,000	5,902,380
Ser. 06-PW13, Class AJ, 5.611%, 9/11/41			5,717,000	5,711,582
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45			4,347,000	3,966,638
FRB Ser. 06-PW11, Class AJ, 5.429%, 3/11/39			7,507,000	7,488,233
Ser. 05-T18, Class D, 5.134%, 2/13/42			1,377,317	1,347,567
FRB Ser. 04-PR3I, Class X1, IO, 0.206%, 2/11/41			654,661	3,535

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.429%, 3/11/39			9,423,000	8,692,718
FRB Ser. 06-PW14, Class X1, IO, 0.637%, 12/11/38			12,451,337	170,583

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.503%, 7/15/29			1,050,754	28,673

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.385%, 12/11/49			28,210,859	59,243

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.623%, 12/15/47			1,108,000	1,220,850
FRB Ser. 11-C2, Class E, 5.623%, 12/15/47			1,650,000	1,685,118

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class XA, IO, 1.478%, 11/10/46			61,677,688	3,476,771
FRB Ser. 14-GC19, Class XA, IO, 1.29%, 3/10/47			68,442,375	4,511,037

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC11, Class E, 4.456%, 4/10/46			7,414,000	5,903,458
FRB Ser. 06-C5, Class XC, IO, 0.569%, 10/15/49			72,129,354	106,751

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.765%, 5/15/46			4,265,000	4,199,700

COMM Mortgage Pass-Through Certificates FRB Ser. 12-CR3, Class XA, IO, 2.248%, 10/15/45			37,210,161	3,138,956

COMM Mortgage Trust
Ser. 06-C8, Class AJ, 5.377%, 12/10/46			10,555,000	10,106,413
FRB Ser. 14-CR18, Class C, 4.738%, 7/15/47			2,542,000	2,698,563
Ser. 13-CR11, Class AM, 4.715%, 10/10/46			949,000	1,100,859
FRB Ser. 12-CR1, Class XA, IO, 2.031%, 5/15/45			24,614,683	1,989,359
FRB Ser. 13-LC13, Class XA, IO, 1.541%, 8/10/46			57,992,276	3,131,003
FRB Ser. 14-LC15, Class XA, IO, 1.377%, 4/10/47			65,887,637	4,263,984
FRB Ser. 14-CR17, Class XA, IO, 1.333%, 5/10/47			48,970,939	2,975,655
FRB Ser. 14-CR18, Class XA, IO, 1.273%, 7/15/47			78,084,936	4,952,147
FRB Ser. 14-UBS6, Class XA, IO, 1.062%, 12/10/47			57,454,269	3,439,662
FRB Ser. 14-LC17, Class XA, IO, 0.998%, 10/10/47			39,841,483	1,916,305

COMM Mortgage Trust 144A
FRB Ser. 13-CR11, Class D, 5.169%, 10/10/46			5,169,000	4,991,186
Ser. 12-LC4, Class E, 4.25%, 12/10/44			1,918,000	1,599,397
FRB Ser. 14-UBS6, Class D, 3.965%, 12/10/47			2,832,000	2,227,586
Ser. 13-LC13, Class E, 3.719%, 8/10/46			2,278,000	1,689,377
Ser. 14-CR18, Class E, 3.60%, 7/15/47			6,808,000	4,390,797
FRB Ser. 12-LC4, Class XA, IO, 2.492%, 12/10/44			49,136,279	4,251,507
FRB Ser. 07-C9, Class AJFL, 1.164%, 12/10/49			6,277,000	5,985,747
FRB Ser. 06-C8, Class XS, IO, 0.522%, 12/10/46			38,382,377	31,672

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 6.065%, 2/15/41			9,861,000	9,757,460
FRB Ser. 07-C2, Class AX, IO, 0.061%, 1/15/49			76,293,284	83,923

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6.00%, 5/17/40			466,549	503,173
FRB Ser. 03-C3, Class AX, IO, 1.991%, 5/15/38			1,402,540	192

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636%, 12/18/49			366,071	366,071

DBUBS Mortgage Trust 144A FRB Ser. 11-LC2A, Class D, 5.543%, 7/10/44			3,003,234	3,165,773

First Union National Bank-Bank of America, NA Commercial Mortgage Trust 144A FRB Ser. 01-C1, Class 3, IO, 1.931%, 3/15/33			527,061	5

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.082%, 7/10/45			4,623,255	—

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.309%, 3/10/44			3,546,915	3,498,145

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.20%, 12/10/49			96,106,036	184,956

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.603%, 5/10/43			4,121,095	9,458

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.604%, 2/10/46			66,455,808	5,178,237

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.41%, 2/10/46			4,129,000	3,820,564
FRB Ser. 13-GC10, Class E, 4.41%, 2/10/46			2,352,000	1,759,766

GS Mortgage Securities Trust
FRB Ser. 13-GC12, Class XA, IO, 1.706%, 6/10/46			41,835,981	3,022,064
FRB Ser. 14-GC18, Class XA, IO, 1.194%, 1/10/47			38,610,353	2,278,165
FRB Ser. 14-GC22, Class XA, IO, 1.058%, 6/10/47			63,794,174	3,685,262
FRB Ser. 14-GC24, Class XA, IO, 0.871%, 9/10/47			77,732,986	3,795,158

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.647%, 1/10/45			7,489,376	7,387,371
Ser. 11-GC3, Class E, 5.00%, 3/10/44			1,692,000	1,639,670
FRB Ser. 13-GC14, Class D, 4.768%, 8/10/46			5,417,000	5,212,796
FRB Ser. 13-GC12, Class D, 4.475%, 6/10/46			10,025,000	8,803,654
FRB Ser. 06-GG6, Class XC, IO, zero %, 4/10/38			2,316,311	23

JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C25, Class XA, IO, 1.002%, 11/15/47			34,245,378	1,979,383

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.563%, 8/15/46			3,849,000	3,243,167
FRB Ser. C14, Class D, 4.563%, 8/15/46			2,742,000	2,608,298
FRB Ser. 14-C25, Class D, 3.949%, 11/15/47			9,736,000	7,808,272
Ser. 14-C25, Class E, 3.332%, 11/15/47			4,818,000	2,888,191

JPMorgan Chase Commercial Mortgage Securities Corp. FRB Ser. 12-LC9, Class XA, IO, 1.831%, 12/15/47			72,801,069	5,048,026

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.415%, 12/15/47			1,822,000	1,835,847

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.078%, 2/12/51			10,371,000	10,306,700
FRB Ser. 06-LDP7, Class B, 5.987%, 4/17/45			3,516,000	1,751,320
FRB Ser. 07-LD12, Class A3, 5.935%, 2/15/51			274,132	273,575
FRB Ser. 06-LDP6, Class B, 5.674%, 4/15/43			241,234	241,234
Ser. 06-LDP8, Class D, 5.618%, 5/15/45			6,280,000	5,770,692
Ser. 06-LDP8, Class B, 5.52s, 5/15/45			1,720,000	1,704,520
Ser. 06-LDP8, Class AJ, 5.48%, 5/15/45			3,088,000	3,083,677
Ser. 04-LN2, Class A2, 5.115%, 7/15/41			57,878	57,941
FRB Ser. 04-CBX, Class B, 5.021%, 1/12/37			1,143,000	1,144,829
FRB Ser. 13-LC11, Class XA, IO, 1.534%, 4/15/46			64,301,220	4,308,825
FRB Ser. 13-C10, Class XA, IO, 1.245%, 12/15/47			86,699,083	4,694,582
FRB Ser. 13-C16, Class XA, IO, 1.13%, 12/15/46			58,280,401	3,049,703
FRB Ser. 06-LDP8, Class X, IO, 0.393%, 5/15/45			14,580,289	2,483
FRB Ser. 07-LDPX, Class X, IO, 0.283%, 1/15/49			47,778,526	169,509

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.178%, 2/12/51			6,690,000	6,754,893
FRB Ser. 07-CB20, Class C, 6.178%, 2/12/51			1,556,000	1,441,696
FRB Ser. 10-C1, Class D, 6.166%, 6/15/43			3,646,000	3,234,356
FRB Ser. 11-C3, Class E, 5.614%, 2/15/46			1,416,000	1,472,357
FRB Ser. 11-C3, Class F, 5.614%, 2/15/46			4,436,000	4,599,688
FRB Ser. 12-C6, Class E, 5.192%, 5/15/45			987,000	969,826
FRB Ser. 12-C8, Class D, 4.658%, 10/15/45			5,105,000	5,024,341
Ser. 11-C4, Class F, 3.873%, 7/15/46			7,276,000	6,334,486
Ser. 13-C10, Class E, 3.50%, 12/15/47			3,043,000	2,215,000
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46			2,038,000	1,511,788
FRB Ser. 05-CB12, Class X1, IO, 0.416%, 9/12/37			3,086,105	12,346
FRB Ser. 06-LDP6, Class X1, IO, 0.036%, 4/15/43			1,840,495	2

JPMorgan Chase Commercial Mortgage Securities Trust Pass-Through Certificates 144A Ser. 01-C1, Class H, 5.626s, 10/12/35			379,291	380,163

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41%, 6/15/31			225,594	229,649
Ser. 98-C4, Class H, 5.60%, 10/15/35			246,780	249,605

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39			3,491,000	1,743,755
FRB Ser. 06-C6, Class B, 5.472%, 9/15/39			5,115,000	5,119,968
Ser. 06-C1, Class AJ, 5.276%, 2/15/41			3,745,374	3,717,096
FRB Ser. 07-C2, Class XW, IO, 0.535%, 2/15/40			5,659,296	15,771

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, 5.077%, 1/15/36			7,400,000	1,109,556
FRB Ser. 07-C2, Class XCL, IO, 0.535%, 2/15/40			125,355,722	349,329
FRB Ser. 05-C7, Class XCL, IO, 0.34%, 11/15/40			5,559,812	47,143
FRB Ser. 05-C5, Class XCL, IO, 0.33%, 9/15/40			10,840,177	102,625
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40			2,417,396	943

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.265%, 4/20/48			3,057,000	2,711,314

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.263%, 2/12/51			854,000	883,378
Ser. 06-C2, Class AJ, 5.802%, 8/12/43			5,236,817	5,204,087

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.461%, 8/12/39			1,458,351	670
FRB Ser. 05-MCP1, Class XC, IO, 0.016%, 6/12/43			1,821,999	15

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 9.321%, 1/15/37			141,667	6,205
FRB Ser. 05-C3, Class X, IO, 6.741%, 5/15/44			66,929	776
FRB Ser. 06-C4, Class X, IO, 5.563%, 7/15/45			2,113,002	33,385

ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485%, 7/12/46			8,882,000	8,812,720

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.591%, 2/15/46			63,480,951	4,291,312
FRB Ser. 13-C12, Class XA, IO, 0.948%, 10/15/46			142,366,872	5,368,342

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class E, 4.895%, 4/15/47			4,378,000	3,241,471
Ser. 14-C17, Class D, 4.698%, 8/15/47			3,940,000	3,287,885
FRB Ser. 13-C11, Class D, 4.413%, 8/15/46			5,438,000	4,606,530
FRB Ser. 13-C11, Class F, 4.413%, 8/15/46			6,212,000	4,907,975
FRB Ser. 13-C10, Class E, 4.083%, 7/15/46			3,622,000	2,942,875
Ser. 14-C17, Class E, 3.50%, 8/15/47			4,422,000	2,739,566

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842%, 7/12/44			3,642,000	3,635,538
Ser. 07-IQ14, Class A2, 5.61%, 4/15/49			301,300	301,470
Ser. 07-HQ11, Class D, 5.587%, 2/12/44			3,784,000	1,149,907
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44			2,778,000	2,755,498

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class C, 6.275%, 1/11/43			3,069,000	3,180,712
FRB Ser. 08-T29, Class D, 6.275%, 1/11/43			5,639,000	5,572,460
FRB Ser. 08-T29, Class F, 6.275%, 1/11/43			3,094,000	3,091,215
FRB Ser. 11-C3, Class E, 5.154%, 7/15/49			308,000	320,029

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246%, 12/17/43			991,426	991,922

Selkirk, Ltd. 144A Ser. 1, Class A, 1.329%, 2/20/41 (Cayman Islands)			417,139	415,379

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38			1,824,821	456,205

UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class XA, IO, 2.157%, 5/10/45			13,311,922	1,310,041

UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.886%, 5/10/63			2,565,000	2,144,597
FRB Ser. 12-C4, Class XA, IO, 1.777%, 12/10/45			81,471,327	6,461,157

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.058%, 6/15/45			4,064,000	3,342,234
FRB Ser. 06-C29, IO, 0.342%, 11/15/48			125,600,799	54,008
FRB Ser. 07-C34, IO, 0.295%, 5/15/46			13,937,352	90,593

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C21, Class E, 5.288%, 10/15/44			4,945,000	4,518,247
FRB Ser. 06-C26, Class XC, IO, 0.064%, 6/15/45			4,209,027	842
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42			290,167	29

Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16, Class XA, IO, 1.45%, 8/15/50			54,722,307	3,805,936

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777s, 10/15/45			1,806,000	1,561,648
Ser. 14-LC18, Class D, 3.957%, 12/15/47			8,305,590	6,597,490

WF-RBS Commercial Mortgage Trust
Ser. 13-C12, Class AS, 3.56%, 3/15/48			2,875,000	3,106,639
FRB Ser. 13-C14, Class XA, IO, 0.875%, 6/15/46			85,703,054	3,568,675

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.602%, 2/15/44			541,438	573,491
Ser. 11-C4, Class E, 5.265s, 6/15/44			1,545,768	1,579,466
Ser. 11-C4, Class F, 5.00%, 6/15/44			5,609,000	5,126,065
Ser. 11-C3, Class E, 5.00%, 3/15/44			1,601,000	1,539,917
FRB Ser. 14-C19, Class E, 4.97%, 3/15/47			3,600,000	2,637,885
FRB Ser. 12-C7, Class D, 4.836%, 6/15/45			2,086,000	2,186,441
FRB Ser. 12-C9, Class D, 4.801%, 11/15/45			1,831,000	1,816,901
FRB Ser. 13-UBS1, Class D, 4.628%, 3/15/46			3,306,000	3,175,744
FRB Ser. 13-UBS1, Class E, 4.628%, 3/15/46			2,810,000	2,197,760
FRB Ser. 12-C10, Class E, 4.453%, 12/15/45			3,645,000	3,002,569
Ser. 14-C19, Class D, 4.234%, 3/15/47			3,331,000	2,727,259
FRB Ser. 13-C11, Class D, 4.178%, 3/15/45			2,967,000	2,754,674
Ser. 14-C20, Class D, 3.986%, 5/15/47			6,328,000	4,958,874
Ser. 13-C12, Class E, 3.50%, 3/15/48			3,607,000	2,803,360
Ser. 13-C14, Class E, 3.25%, 6/15/46			3,222,000	2,154,551
FRB Ser. 12-C9, Class XA, IO, 2.131%, 11/15/45			88,236,570	7,787,760
FRB Ser. 11-C5, Class XA, IO, 1.857%, 11/15/44			32,803,092	2,424,148
FRB Ser. 12-C10, Class XA, IO, 1.721%, 12/15/45			74,203,868	5,655,077
FRB Ser. 13-C11, Class XA, IO, 1.452%, 3/15/45			33,826,334	1,782,594
FRB Ser. 13-C12, Class XA, IO, 1.393%, 3/15/48			20,551,674	1,256,774

				467,957,905
Residential mortgage-backed securities (non-agency) (9.1%)

BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2, 1.508%, 1/26/46			8,733,000	7,544,439

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 16-HQA1, Class M3, 6.838%, 9/25/28			20,113,870	22,457,940
Structured Agency Credit Risk Debt Notes FRB Ser. 16-DNA2, Class M3, 5.138%, 10/25/28			21,010,000	21,791,572
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQ1, Class M3, 4.288%, 3/25/25			3,985,000	4,160,986

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, 7.438%, 8/25/28			16,340,000	18,583,740
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, 7.238%, 8/25/28			11,265,000	12,642,357
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, 6.488%, 9/25/28			17,178,000	18,734,327
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.388%, 10/25/28			19,510,000	21,070,605
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, 5.788%, 10/25/28			21,273,000	22,620,645

FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)			134,710	13

GSAA Trust FRB Ser. 05-6, Class M2, 0.968%, 6/25/35			6,365,000	4,634,652

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47			4,746,000	3,440,850

Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates FRB Ser. 05-3, Class M3, 0.988%, 7/25/35			7,615,000	5,890,964

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR11, Class A1C3, 0.998%, 8/25/45			3,354,057	2,855,644
FRB Ser. 05-AR19, Class A1C3, 0.988%, 12/25/45			4,533,812	3,936,709
FRB Ser. 05-AR13, Class A1C4, 0.918%, 10/25/45			14,139,661	11,735,919
FRB Ser. 05-AR17, Class A1B2, 0.898%, 12/25/45			4,805,032	4,015,565
FRB Ser. 05-AR2, Class 2A1B, 0.858%, 1/25/45			1,769,737	1,600,019
FRB Ser. 05-AR17, Class A1B3, 0.838%, 12/25/45			1,429,650	1,199,765

				188,916,711

Total mortgage-backed securities (cost $1,016,348,442)				$958,270,325

CORPORATE BONDS AND NOTES (26.0%)(a)
			Principal amount	Value

Basic materials (1.5%)

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)			$835,000	$948,769

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)			463,000	500,040

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 5/1/20			112,000	129,890

Cytec Industries, Inc. sr. unsec. unsub. notes 3.50%, 4/1/23			355,000	355,026

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25			1,593,000	1,689,319

Eastman Chemical Co. sr. unsec. unsub. notes 6.30%, 11/15/18			300,000	329,476

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6.75%, 2/1/22			474,000	460,965

Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29			470,000	690,831

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)			590,000	572,300

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24			4,284,000	4,170,645

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25			2,856,000	2,674,975

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2.875%, 4/16/20			2,677,000	2,602,499

International Paper Co. sr. unsec. notes 8.70%, 6/15/38			510,000	768,915

LyondellBasell Industries NV sr. unsec. unsub. notes 4.625%, 2/26/55			3,130,000	3,125,527

NOVA Chemicals Corp. 144A sr. unsec. notes 5.00%, 5/1/25 (Canada)			376,000	381,640

Southern Copper Corp. sr. unsec. unsub. notes 5.375%, 4/16/20 (Peru)			200,000	218,000

Union Carbide Corp. sr. unsec. unsub. bonds 7.75%, 10/1/96			135,000	171,520

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30			5,975,000	8,149,267

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31			637,000	856,434

WestRock RKT Co. company guaranty sr. unsec. unsub. notes 4.45%, 3/1/19			393,000	415,184

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)			1,385,000	1,879,937

				31,091,159
Capital goods (0.3%)

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4.50%, 1/15/23			450,000	465,188

Delphi Corp. company guaranty sr. unsec. notes 5.00%, 2/15/23			574,000	609,014

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			1,393,000	1,900,707

Northrop Grumman Systems Corp. company guaranty sr. unsec. unsub. notes 7.875%, 3/1/26			1,355,000	1,899,888

United Technologies Corp. sr. unsec. unsub. notes 5.70%, 4/15/40			100,000	135,784

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22			1,770,000	1,836,375

				6,846,956
Communication services (2.6%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6.125%, 3/30/40 (Mexico)			880,000	1,131,842

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2.375%, 9/8/16 (Mexico)			670,000	670,344

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)			7,570,000	8,230,240

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23			1,415,000	1,529,026

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. bonds 6.484%, 10/23/45			5,152,000	6,181,035

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. notes 4.908%, 7/23/25			1,813,000	2,001,837

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22			3,645,000	5,186,503

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35			700,000	985,401

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.45%, 3/15/37			1,325,000	1,866,253

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)			945,000	1,081,704

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)			1,337,000	1,487,413

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20			1,915,000	2,090,180

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 6.40%, 4/30/40			845,000	1,207,423

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)			425,000	467,579

TCI Communications, Inc. sr. unsec. unsub. notes 7.875%, 2/15/26			2,435,000	3,504,157

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57%, 4/27/23 (Spain)			692,000	779,904

Verizon Communications, Inc. sr. unsec. unsub. notes 6.40%, 9/15/33			920,000	1,193,006

Verizon Communications, Inc. sr. unsec. unsub. notes 5.90%, 2/15/54 (units)			127,000	3,549,650

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05%, 3/15/34			4,675,000	5,270,904

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48			3,906,000	4,168,425

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8.00%, 6/1/22			640,000	802,652

				53,385,478
Conglomerates (0.5%)

General Electric Capital Corp. company guaranty sr. unsec. notes 6.75%, 3/15/32			86,000	122,036

General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%, perpetual maturity			10,100,000	10,819,625

				10,941,661
Consumer cyclicals (4.7%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85%, 3/1/39			1,065,000	1,568,904

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24			870,000	1,131,034

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45			4,690,000	7,136,346

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			4,348,000	4,752,377

Bed Bath & Beyond, Inc. sr. unsec. sub. notes 5.165%, 8/1/44			1,807,000	1,639,883

CBS Corp. company guaranty sr. unsec. debs. 7.875%, 7/30/30			3,817,000	5,447,042

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45			1,940,000	2,031,601

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23			1,820,000	1,913,180

Expedia, Inc. 144A company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26			1,721,000	1,836,880

Ford Motor Co. sr. unsec. unsub. notes 9.98%, 2/15/47			3,790,000	6,379,563

Ford Motor Co. sr. unsec. unsub. notes 7.45%, 7/16/31			3,453,000	4,745,586

Ford Motor Co. sr. unsec. unsub. notes 7.40%, 11/1/46			350,000	524,396

General Motors Co. sr. unsec. notes 6.25%, 10/2/43			1,860,000	2,243,900

General Motors Co. sr. unsec. unsub. notes 6.75%, 4/1/46			105,000	136,425

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3.20%, 7/6/21			1,597,000	1,620,856

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25			1,048,000	1,095,546

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25			1,640,000	1,690,974

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 4/10/22			5,983,000	6,103,444

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)			510,000	607,735

Grupo Televisa SAB sr. unsec. unsub. notes 5.00%, 5/13/45 (Mexico)			2,120,000	2,147,925

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15%, 2/1/23			675,000	912,246

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)			266,000	303,000

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)			2,124,000	2,349,369

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23			660,000	680,093

L Brands, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/21			913,000	1,045,385

L Brands, Inc. company guaranty sr. unsec. sub. notes 5.625%, 2/15/22			820,000	906,100

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24			1,695,000	1,813,650

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.90%, 4/1/29			3,625,000	4,122,502

NVR, Inc. sr. unsec. notes 3.95%, 9/15/22			740,000	783,101

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85%, 6/15/23			640,000	689,654

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26			2,575,000	2,757,207

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26			2,535,000	2,700,746

Owens Corning company guaranty sr. unsec. sub. notes 9.00%, 6/15/19			3,833,000	4,468,519

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25			3,089,000	3,230,235

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			2,240,000	2,336,006

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24			1,105,000	1,148,831

QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25			944,000	958,855

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26			3,420,000	3,844,743

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 9/15/21			639,000	662,963

Time Warner, Inc. company guaranty sr. unsec. bonds 7.70%, 5/1/32			1,850,000	2,654,846

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26			1,855,000	1,896,378

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25			911,000	990,003

Walt Disney Co. (The) sr. unsec. unsub. notes 4.375%, 8/16/41			520,000	616,794

				96,624,823
Consumer staples (3.1%)

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/31/24			694,000	781,422

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46			3,057,000	3,723,790

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			868,000	931,958

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.20%, 1/15/39			5,598,000	9,115,710

Bacardi, Ltd. 144A unsec. notes 4.50%, 1/15/21 (Bermuda)			1,430,000	1,540,851

ConAgra Foods, Inc. sr. unsec. notes 7.00%, 4/15/19			608,000	685,466

Constellation Brands, Inc. company guaranty sr. unsec. notes 3.875%, 11/15/19			366,000	386,679

Corrections Corp. of America company guaranty sr. unsec. notes 4.625%, 5/1/23(R)			453,000	459,795

Corrections Corp. of America company guaranty sr. unsec. sub. notes 4.125%, 4/1/20(R)			285,000	292,481

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22			2,534,000	2,903,303

CVS Health Corp. sr. unsec. unsub. notes 5.125%, 7/20/45			4,375,000	5,564,414

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28			67,898	78,271

CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32			1,968,992	2,481,335

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22			675,000	894,435

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45			2,615,000	2,855,436

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37			3,456,000	4,809,511

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42			2,509,000	3,099,849

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24			960,000	1,037,281

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. notes 3.875%, 6/27/24 (Mexico)			715,000	752,615

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. unsub. notes 4.875%, 6/27/44 (Mexico)			400,000	411,307

Kraft Foods Group, Inc. company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39			1,815,000	2,552,698

Kraft Foods Group, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40			3,905,000	5,323,792

Kraft Heinz Foods Co. 144A company guaranty sr. unsec. unsub. bonds 4.375%, 6/1/46			1,490,000	1,620,937

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26			4,845,000	5,293,274

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.95%, 1/15/42			630,000	754,351

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4.875%, 8/15/34			461,000	520,787

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15%, 8/15/44			654,000	789,432

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26			3,545,000	3,712,611

				63,373,791
Energy (1.2%)

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55%, 3/15/26			2,730,000	2,987,731

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.70%, 4/1/19			2,375,000	2,291,875

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4.00%, 8/1/24			1,930,000	1,870,801

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7.875%, 9/15/31			885,000	1,043,701

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41			525,000	564,640

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05%, 3/1/41			1,095,000	673,425

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			2,535,000	2,451,345

Pride International, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 8/15/40			2,160,000	1,592,568

Spectra Energy Capital, LLC company guaranty sr. unsec. notes 5.65%, 3/1/20			240,000	256,925

Spectra Energy Capital, LLC company guaranty sr. unsec. sub. notes 6.20%, 4/15/18			130,000	138,639

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 8.00%, 10/1/19			650,000	752,931

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)			1,900,000	2,333,878

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			383,000	442,365

Williams Partners LP sr. unsec. notes 5.25%, 3/15/20			3,785,000	3,987,573

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24			919,000	901,769

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24			1,575,000	1,571,211

				23,861,377
Financials (8.0%)

Aflac, Inc. sr. unsec. notes 6.45%, 8/15/40			675,000	928,932

Aflac, Inc. sr. unsec. unsub. notes 6.90%, 12/17/39			1,725,000	2,486,929

Air Lease Corp. sr. unsec. notes 4.75%, 3/1/20			1,000,000	1,086,650

Air Lease Corp. sr. unsec. notes 3.75%, 2/1/22			1,900,000	1,966,405

Air Lease Corp. sr. unsec. unsub. notes 3.375%, 6/1/21			1,895,000	1,968,943

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			3,485,000	3,628,756

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			2,574,000	3,346,200

Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42			3,255,000	3,260,895

Assurant, Inc. sr. unsec. notes 6.75%, 2/15/34			1,485,000	1,895,775

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)			785,000	853,169

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)			1,630,000	1,709,789

Banco del Estado de Chile 144A sr. unsec. notes 2.00%, 11/9/17 (Chile)			1,000,000	1,001,693

Barclays Bank PLC unsec. sub. notes 7.625%, 11/21/22 (United Kingdom)			3,275,000	3,660,795

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)			3,252,000	4,143,890

Barclays PLC jr. unsec. sub. FRB 6.625%, perpetual maturity (United Kingdom)			563,000	529,220

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7.25%, 2/1/18			1,685,000	1,831,189

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43			2,065,000	2,366,523

BGC Partners, Inc. 144A sr. unsec. notes 5.125%, 5/27/21			170,000	171,659

BPCE SA 144A unsec. sub. notes 5.70%, 10/22/23 (France)			265,000	288,643

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)			460,000	487,462

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22			5,245,000	5,521,978

Capital One Bank USA NA unsec. sub. notes 3.375%, 2/15/23			1,260,000	1,299,346

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25			1,916,000	1,997,671

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			1,288,000	1,377,328

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26			3,092,000	3,225,321

CNA Financial Corp. sr. unsec. notes 3.95%, 5/15/24			650,000	691,247

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			1,755,000	1,820,813

Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)			1,865,000	2,169,797

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11.00%, perpetual maturity (Netherlands)			1,255,000	1,534,238

Credit Agricole SA 144A unsec. sub. notes 4.375%, 3/17/25 (France)			2,600,000	2,666,934

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			539,000	522,830

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)			945,000	1,034,419

EPR Properties company guaranty sr. unsec. sub. notes 5.25%, 7/15/23(R)			1,150,000	1,230,815

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24			1,031,000	1,046,465

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity			626,000	606,281

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)			296,000	341,176

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37			950,000	1,221,419

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40			3,548,000	4,678,599

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)			3,000,000	3,040,047

Hospitality Properties Trust sr. unsec. unsub. notes 4.65%, 3/15/24(R)			246,000	253,670

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)			875,000	889,273

HSBC Bank USA, NA unsec. sub. notes 7.00%, 1/15/39			2,000,000	2,707,534

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176%, perpetual maturity (Jersey)			4,560,000	6,703,200

HSBC Finance Corp. unsec. sub. notes 6.676%, 1/15/21			1,240,000	1,407,561

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)			2,705,000	3,008,701

International Lease Finance Corp. sr. unsec. unsub. notes 6.25%, 5/15/19			895,000	981,144

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20			2,655,000	3,110,765

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			130,000	144,625

Liberty Property LP sr. unsec. unsub. notes 3.375%, 6/15/23(R)			225,000	229,508

Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			990,000	987,525

Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)			2,145,000	2,225,015

Lloyds Banking Group PLC 144A unsec. sub. notes 5.30%, 12/1/45 (United Kingdom)			5,429,000	5,951,617

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39			2,599,000	4,159,479

Metrpolitan Life Insurance Co. 144A unsec. sub. notes 7.80%, 11/1/25			4,291,000	5,620,923

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)			150,000	162,253

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)			1,535,000	1,681,571

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/1/21(R)			1,090,000	1,128,477

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5.875%, 3/15/22			1,601,000	1,659,036

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45			2,500,000	2,168,750

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33			1,010,000	1,185,812

Pacific LifeCorp 144A sr. unsec. notes 6.00%, 2/10/20			1,575,000	1,764,496

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25			642,000	652,020

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22			357,000	393,191

Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40			1,135,000	1,508,109

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)			455,000	503,314

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)			2,030,000	2,232,620

Royal Bank of Scotland Group PLC unsec. sub. bonds 5.125%, 5/28/24 (United Kingdom)			1,465,000	1,470,044

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)			2,600,000	2,673,351

Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)			660,000	662,965

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)			2,790,000	2,921,473

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)			1,125,000	1,145,437

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)			1,125,000	1,132,587

SL Green Realty Corp company guaranty sr. unsec. unsub. notes 5.00%, 8/15/18(R)			1,185,000	1,246,794

Standard Chartered Bank 144A unsec. sub. notes 8.00%, 5/30/31 (United Kingdom)			920,000	1,234,053

Standard Chartered PLC unsec. sub. notes 5.70%, 1/25/22 (United Kingdom)			3,119,000	3,418,393

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)			2,380,000	2,572,018

Teachers Insurance & Annuity Association of America 144A unsec. sub. FRN 4.375%, 9/15/54			311,000	356,213

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39			889,000	1,233,800

TIAA Asset Management Finance Co., LLC 144A sr. unsec. sub. notes 4.125%, 11/1/24			80,000	84,534

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8.125%, 9/15/17), 3/15/46(STP)			3,965,000	4,004,650

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7.75%, 4/15/26			975,000	1,343,073

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)			200,000	196,313

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Jersey)			5,175,000	5,487,736

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)			2,925,000	3,056,625

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26(R)			205,000	215,250

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38			250,000	350,207

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21			750,000	835,336

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)			2,990,000	3,139,811

				165,841,093
Health care (0.9%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25			1,058,000	1,121,952

Aetna, Inc. sr. unsec. notes 6.75%, 12/15/37			1,660,000	2,307,705

Anthem, Inc. sr. unsec. unsub. notes 4.625%, 5/15/42			665,000	729,182

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/31/19			356,000	391,600

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5.75%, 2/15/21			839,000	943,875

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			605,000	641,300

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24			2,300,000	2,415,000

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)			2,820,000	2,791,800

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			2,201,000	2,287,596

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4.75%, 1/30/20			244,000	267,790

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)			3,691,000	3,771,914

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.625%, 11/15/41			975,000	1,161,809

				18,831,523
Technology (1.1%)

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24			2,578,000	2,805,052

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45			889,000	970,929

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43			1,232,000	1,258,523

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			1,262,000	1,441,208

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			7,574,000	8,021,866

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/22			1,075,000	1,113,055

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18			425,000	462,188

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26			6,865,000	6,898,268

				22,971,089
Transportation (0.2%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41			1,520,000	1,981,629

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.90%, 1/2/18			167,180	172,195

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648%, 9/15/17			76,592	78,890

Norfolk Southern Corp. sr. unsec. unsub. bonds 6.00%, 5/23/11			1,115,000	1,408,803

Southwest Airlines Co. 2007-1 Pass Through Trust pass-through certificates Ser. 07-1, 6.15%, 8/1/22			172,444	197,017

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3.75%, 9/3/26			446,615	473,412

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636%, 7/2/22			343,062	367,505

				4,679,451
Utilities and power (1.9%)

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			382,000	433,570

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44			1,895,000	2,143,580

Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35			580,000	713,286

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42			390,000	463,102

Beaver Valley II Funding Corp. sr. bonds 9.00%, 6/1/17			6,000	6,030

Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37			410,000	572,323

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36			1,000,000	1,347,493

Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33			480,000	629,827

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42			710,000	788,072

Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41			725,000	834,652

EDP Finance BV 144A sr. unsec. unsub. notes 5.25%, 1/14/21 (Netherlands)			845,000	920,856

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32			830,000	1,006,834

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5.625%, perpetual maturity (France)			1,130,000	1,111,638

Emera US Finance LP 144A company guaranty sr. unsec. notes 3.55%, 6/15/26			2,027,000	2,127,841

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			990,000	993,059

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45			650,000	680,891

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42			2,265,000	2,409,097

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22			780,000	832,360

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44			2,710,000	3,085,178

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)			510,000	693,583

ITC Holdings Corp. 144A sr. unsec. notes 6.05%, 1/31/18			330,000	348,633

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44			1,274,000	1,222,882

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21			1,455,000	1,486,290

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.05%, 12/1/19			750,000	768,968

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29			360,000	511,568

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22			1,455,000	1,615,034

Pacific Gas & Electric Co. sr. unsec. notes 6.35%, 2/15/38			295,000	411,471

Pacific Gas & Electric Co. sr. unsec. unsub. notes 5.8s, 3/1/37			785,000	1,038,693

PacifiCorp sr. mtge. bonds 6.25%, 10/15/37			460,000	648,811

Potomac Edison Co. (The) 144A sr. bonds 5.80%, 10/15/16			885,000	891,323

PPL WEM Ltd./Western Power Distribution, Ltd. 144A sr. unsec. unsub. notes 5.375%, 5/1/21 (United Kingdom)			3,220,000	3,586,665

Puget Energy, Inc. sr. sub. notes 3.65%, 5/15/25			2,105,000	2,206,518

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9 1/2s, 4/1/19			2,840,000	3,305,740

				39,835,868

Total corporate bonds and notes (cost $501,134,857)				$538,284,269

ASSET-BACKED SECURITIES (0.5%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 16-1, Class A, 1.487%, 2/25/17 (acquired 2/4/16, cost $11,077,000)(RES)			$11,077,000	$11,077,000

Total asset-backed securities (cost $11,077,000)				$11,077,000

MUNICIPAL BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7.50%, 4/1/34			$770,000	$1,196,041

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718%, 1/1/49			675,000	1,063,301

OH State U. Rev. Bonds (Build America Bonds), 4.91%, 6/1/40			845,000	1,087,895

Total municipal bonds and notes (cost $2,294,838)				$3,347,237

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		$53,013,100	$148,967

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		53,013,100	40,290

Goldman Sachs International

1.5595/3 month USD-LIBOR-BBA/Sep-21	Sep-16/1.5595		131,273,800	523,782

(2.0745)/3 month USD-LIBOR-BBA/Sep-21	Sep-16/2.0745		131,273,800	157,529

JPMorgan Chase Bank N.A.

1.49825/3 month USD-LIBOR-BBA/Sep-21	Sep-16/1.49825		131,273,800	408,262

0.95/3 month USD-LIBOR-BBA/Aug-18	Aug-16/0.95		262,548,200	406,950

(2.01575)/3 month USD-LIBOR-BBA/Sep-21	Sep-16/2.01575		131,273,800	198,222

Total purchased swap options outstanding (cost $7,623,850)				$1,884,002

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-16/$103.39		$248,000,000	$493,520

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-16/103.20		248,000,000	379,440

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Aug-16/101.39		120,000,000	120

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Aug-16/101.52		120,000,000	120

Total purchased options outstanding (cost $4,695,000)				$873,200

SHORT-TERM INVESTMENTS (14.5%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.44%(AFF)		Shares	265,048,808	$265,048,808

SSgA Prime Money Market Fund Class N 0.34%(P)		Shares	100,000	100,000

U.S. Treasury Bills 0.272%, 10/6/16(SEGSF)(SEGCCS)			$960,000	959,574

U.S. Treasury Bills 0.188%, 9/1/16(SEGSF)(SEGCCS)			5,281,000	5,280,076

U.S. Treasury Bills 0.249%, 8/18/16(SEGSF)(SEGCCS)			2,100,000	2,099,822

U.S. Treasury Bills 0.202%, 8/11/16(SEG)(SEGSF)(SEGCCS)			25,059,000	25,057,998

U.S. Treasury Bills 0.212%, 8/4/16(SEGCCS)			1,287,000	1,286,987

Total short-term investments (cost $299,832,846)				$299,833,265

TOTAL INVESTMENTS

Total investments (cost $4,037,500,164)(b)				$4,017,327,839

FUTURES CONTRACTS OUTSTANDING at 7/31/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	312	$54,424,500	Sep-16	$3,577,629
U.S. Treasury Bond Ultra 30 yr (Long)	677	128,989,656	Sep-16	10,645,535
U.S. Treasury Note 2 yr (Long)	89	19,491,000	Sep-16	105,510
U.S. Treasury Note 5 yr (Long)	1,057	128,970,516	Sep-16	2,202,732
U.S. Treasury Note 10 yr (Long)	7	931,328	Sep-16	25,580
U.S. Treasury Note 10 yr (Short)	7	931,328	Sep-16	(25,608)
U.S. Treasury Note Ultra 10 yr (Long)	7	1,023,422	Sep-16	37,314
U.S. Treasury Note Ultra 10 yr (Short)	7	1,023,422	Sep-16	(37,255)

Total				$16,531,437

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/16 (premiums $11,399,507) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International

2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	$53,013,100	$603,660
Goldman Sachs International

(0.6665)/3 month USD-LIBOR-BBA/Dec-17	Dec-16/0.6665	525,096,500	273,050
1.1665/3 month USD-LIBOR-BBA/Dec-17	Dec-16/1.1665	525,096,500	519,846
JPMorgan Chase Bank N.A.

(0.634)/3 month USD-LIBOR-BBA/Dec-17	Dec-16/0.634	525,096,500	236,293
(1.15)/3 month USD-LIBOR-BBA/Aug-18	Aug-16/1.15	262,548,200	506,718
1.134/3 month USD-LIBOR-BBA/Dec-17	Dec-16/1.134	525,096,500	577,606
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	21,202,000	1,931,142

Total			$4,648,315

WRITTEN OPTIONS OUTSTANDING at 7/31/16 (premiums $4,695,000) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-16/$102.97	$248,000,000	$267,840
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-16/102.78	248,000,000	203,360
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-16/102.55	248,000,000	143,840
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-16/102.36	248,000,000	106,640
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Aug-16/100.68	120,000,000	120
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Aug-16/99.97	120,000,000	120
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Aug-16/100.09	120,000,000	120
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Aug-16/100.80	120,000,000	120

Total			$722,160

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/16 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A.

(5.00 Floor)/3 month USD-LIBOR-BBA/Mar-21 (Written)	Mar-21/5.00	$1,000,000	$222,000	$25,227

Total			$222,000	$25,227

TBA SALE COMMITMENTS OUTSTANDING at 7/31/16 (proceeds receivable $915,779,297) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 3.00%, 8/1/46	$2,000,000	8/11/16	$2,079,766
Federal National Mortgage Association, 4.00%, 8/1/46	45,000,000	8/11/16	48,237,890
Federal National Mortgage Association, 3.50%, 8/1/46	481,000,000	8/11/16	508,018,684
Federal National Mortgage Association, 3.00%, 8/1/46	340,000,000	8/11/16	353,839,053
Government National Mortgage Association, 4.50%, 8/1/46	2,000,000	8/18/16	2,142,031
Government National Mortgage Association, 4.00%, 8/1/46	2,000,000	8/18/16	2,135,781

Total			$916,453,205

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/16 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$125,268,900	(E)	$(321,595)	9/21/18	3 month USD-LIBOR-BBA	1.12%	$208,042
	208,866,700	(E)	(1,296,249)	9/21/21	3 month USD-LIBOR-BBA	1.40%	2,048,751
	2,591,800	(E)	14,198	9/21/21	1.40%	3 month USD-LIBOR-BBA	(27,310)
	382,800	(E)	(3,553)	9/21/26	3 month USD-LIBOR-BBA	1.75%	10,386
	374,606,100	(E)	4,076,049	9/21/26	1.75%	3 month USD-LIBOR-BBA	(9,564,857)
	57,846,500	(E)	1,363,217	9/21/46	2.17%	3 month USD-LIBOR-BBA	(4,759,662)
	187,325,000		(702)	6/8/18	0.95082%	3 month USD-LIBOR-BBA	(334,486)
	84,683,000		(682)	6/8/21	3 month USD-LIBOR-BBA	1.22839%	809,098
	60,361,000		(2,052)	6/8/46	3 month USD-LIBOR-BBA	2.06188%	4,977,221
	211,195,100		(824,115)	7/15/26	3 month USD-LIBOR-BBA	1.4825%	1,915,662
	78,200,000		(293)	6/29/18	3 month USD-LIBOR-BBA	0.711%	(237,384)
	78,200,000		(293)	6/29/18	3 month USD-LIBOR-BBA	0.7115%	(236,645)
	78,200,000		(293)	6/29/18	3 month USD-LIBOR-BBA	0.716%	(229,607)
	791,492,200	(E)	(2,984)	2/27/19	0.80%	3 month USD-LIBOR-BBA	2,475,178
	146,300	(E)	(512)	9/21/26	1.300%	3 month USD-LIBOR-BBA	471
	130,120,100	(E)	448,196	9/21/26	3 month USD-LIBOR-BBA	1.300%	(425,821)
	33,316,000		(442)	7/13/26	1.319%	3 month USD-LIBOR-BBA	87,800
	30,505,000		(405)	7/14/26	1.4065%	3 month USD-LIBOR-BBA	(174,756)
	100,351,000		(1,331)	7/18/26	1.39174%	3 month USD-LIBOR-BBA	(417,334)
	256,000		(3)	7/19/26	3 month USD-LIBOR-BBA	1.397%	1,177
	75,788,000		(1,005)	7/20/26	1.44191%	3 month USD-LIBOR-BBA	(674,511)
	110,025,000		(1,459)	7/25/26	1.4995%	3 month USD-LIBOR-BBA	(1,564,142)
	34,232,000		(454)	7/26/26	1.482%	3 month USD-LIBOR-BBA	(427,861)

	Total		$3,443,238	$(6,540,590)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/16 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$1,082,101	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$1,899
1,881,461	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	2,913
Barclays Bank PLC
3,483,936	—	1/12/36	(5.50% ) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(8,801)
2,758,140	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	3,160
851,608	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,495
618,938	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	550
1,234,438	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,675
5,149,012	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	4,574
248,952	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	602
475,824	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(446)
2,767,424	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,857
3,081,770	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	3,531
4,146,226	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(7,324)
2,205,640	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	5,336
665,724	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(996)
4,086,119	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	7,376
409,271	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	739
14,152,641	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(21,386)
8,757,535	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(5,477)
64,650,456	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(10,163)
67,802,375	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(232,682)
Citibank, N.A.
5,289,124	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(831)
1,253,223	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(197)
Credit Suisse International
12,317,655	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	4,457
1,974,021	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(3,263)
1,178,077	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	2,127
3,590,849	—	1/12/43	3.00% (1 month USD-LIBOR)	Synthetic MBX Index 3.00% 30 year Fannie Mae pools	6,933
3,221,604	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(4,819)
6,620,111	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	11,975
3,583,972	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	5,349
4,144,615	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	7,274
6,421,029	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	11,269
3,223,424	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	4,811
2,348,935	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	3,506
3,738,372	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	6,771
11,516,465	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	18,450
4,033,038	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,461
4,012,768	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	7,268
16,800,460	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(29,484)
Goldman Sachs International
3,162,907	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	7,652
2,439,939	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	5,903
7,706,175	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	16,696
3,064,719	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	7,414
1,364,002	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	2,112
4,527,268	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(15,537)
1,700,770	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,837)
3,483,936	—	1/12/36	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	8,801
288,722	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	507
1,586,646	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,283
99,663	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	216
3,065,029	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	6,641
6,201,879	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(21,283)
229,965	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(789)
613,171	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,104)
1,053,907	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,550
3,466,293	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	8,386
5,532,994	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	11,988
6,783,145	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	11,904
6,285,401	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(9,403)
6,512,794	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	9,720
4,002,699	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,413
4,254,501	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(7,680)
JPMorgan Chase Bank N.A.
1,081,191	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,897
6,783,448	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	11,905
6,285,672	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(9,403)
JPMorgan Securities LLC
13,503,531	(97,057)	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(69,306)

Total	$(97,057)	$(206,865)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$13,534	$198,000	5/11/63	300 bp	$3,987
	CMBX NA BBB- Index	BBB-/P	26,395	438,000	5/11/63	300 bp	5,276
	CMBX NA BBB- Index	BBB-/P	54,079	876,000	5/11/63	300 bp	11,842
	CMBX NA BBB- Index	BBB-/P	51,528	904,000	5/11/63	300 bp	7,940
	Credit Suisse International
	CMBX NA BB Index	—	(240,124)	1,711,000	1/17/47	(500 bp)	14,692
	CMBX NA BB Index	—	(237,205)	13,439,000	5/11/63	(500 bp)	1,154,105
	CMBX NA BB Index	—	(8,311)	856,000	1/17/47	(500 bp)	119,171
	CMBX NA BBB- Index	BBB-/P	2,235	204,000	5/11/63	300 bp	(7,601)
	CMBX NA BBB- Index	BBB-/P	97,951	7,458,000	5/11/63	300 bp	(261,649)
	CMBX NA BBB- Index	BBB-/P	113,398	3,306,000	1/17/47	300 bp	(115,102)
	CMBX NA BBB- Index	BBB-/P	863,516	11,559,000	1/17/47	300 bp	64,597
	CMBX NA BBB- Index	BBB-/P	749,136	21,048,000	1/17/47	300 bp	(705,631)
	Goldman Sachs International
	CMBX NA BB Index	—	(650,111)	6,355,000	5/11/63	(500 bp)	10,455
	CMBX NA BB Index	—	(241,670)	1,597,000	1/17/47	(500 bp)	(3,389)
	CMBX NA BBB- Index	BBB-/P	249	25,000	1/17/47	300 bp	(1,479)
	CMBX NA BBB- Index	BBB-/P	7,362	273,000	1/17/47	300 bp	(11,507)
	CMBX NA BBB- Index	BBB-/P	1,402	393,000	1/17/47	300 bp	(25,761)
	CMBX NA BBB- Index	BBB-/P	1,406	394,000	1/17/47	300 bp	(25,826)
	CMBX NA BBB- Index	BBB-/P	2,244	572,000	1/17/47	300 bp	(37,291)
	CMBX NA BBB- Index	BBB-/P	3,591	840,000	1/17/47	300 bp	(54,467)
	CMBX NA BBB- Index	BBB-/P	2,995	840,000	1/17/47	300 bp	(55,063)
	CMBX NA BBB- Index	BBB-/P	2,995	840,000	1/17/47	300 bp	(55,063)
	CMBX NA BBB- Index	BBB-/P	79,683	1,647,000	5/11/63	300 bp	(279)
	CMBX NA BBB- Index	BBB-/P	1,813	86,000	1/17/47	300 bp	(4,131)
	CMBX NA BBB- Index	BBB-/P	25,806	598,000	1/17/47	300 bp	(15,525)
	CMBX NA BBB- Index	BBB-/P	24,072	598,000	1/17/47	300 bp	(17,259)
	CMBX NA BBB- Index	BBB-/P	24,072	598,000	1/17/47	300 bp	(17,259)
	CMBX NA BBB- Index	BBB-/P	25,357	610,000	1/17/47	300 bp	(16,804)
	CMBX NA BBB- Index	BBB-/P	30,739	744,000	1/17/47	300 bp	(20,684)
	CMBX NA BBB- Index	BBB-/P	26,301	868,000	1/17/47	300 bp	(33,692)
	CMBX NA BBB- Index	BBB-/P	34,580	1,155,000	1/17/47	300 bp	(45,249)
	CMBX NA BBB- Index	BBB-/P	163,259	1,177,000	1/17/47	300 bp	81,909
	CMBX NA BBB- Index	BBB-/P	134,239	1,389,000	1/17/47	300 bp	38,236
	CMBX NA BBB- Index	BBB-/P	432,777	2,175,000	1/17/47	300 bp	282,448
	CMBX NA BBB- Index	BBB-/P	455,452	3,430,000	1/17/47	300 bp	218,382
	JPMorgan Securities LLC
	CMBX NA BBB- Index	BBB-/P	2,848	54,000	1/17/47	300 bp	(884)
	CMBX NA BBB- Index	BBB-/P	32,035	579,000	1/17/47	300 bp	(7,983)
	CMBX NA BBB- Index	BBB-/P	30,743	1,176,000	1/17/47	300 bp	(50,538)
	CMBX NA BBB- Index	BBB-/P	385,538	2,916,000	1/17/47	300 bp	183,994
	CMBX NA BBB- Index	BBB-/P	612,161	5,064,000	1/17/47	300 bp	262,150

	Total		$3,138,070	$869,068

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2016. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2015 through July 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,072,022,320.
(b)	The aggregate identified cost on a tax basis is $4,052,454,367, resulting in gross unrealized appreciation and depreciation of $71,013,627 and $106,140,155, respectively, or net unrealized depreciation of $35,126,528.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $11,077,000, or 0.5% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$274,830,847	$696,756,521	$706,538,560	$494,030	$265,048,808
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $1,544,001,975 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk, for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $4,966,856 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $4,840,451 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$11,077,000	$—
Corporate bonds and notes	—	534,279,619	4,004,650
Mortgage-backed securities	—	958,270,325	—
Municipal bonds and notes	—	3,347,237	—
Purchased options outstanding	—	873,200	—
Purchased swap options outstanding	—	1,884,002	—
U.S. government and agency mortgage obligations	—	2,203,311,345	—
U.S. treasury obligations	—	447,196	—
Short-term investments	265,148,808	34,684,457	—

Totals by level	$265,148,808	$3,748,174,381	$4,004,650

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$16,531,437	$—	$—
Written options outstanding	—	(722,160)	—
Written swap options outstanding	—	(4,648,315)	—
Forward premium swap option contracts	—	25,227	—
TBA sale commitments	—	(916,453,205)	—
Interest rate swap contracts	—	(9,983,828)	—
Total return swap contracts	—	(109,808)	—
Credit default contracts	—	(2,269,002)	—

Totals by level	$16,531,437	$(934,161,091)	$—

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of October 31, 2015	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation) #	Cost of purchases	Proceeds from sales	Total transfers into Level 3 †	Total transfers out of Level 3 †	Balance as of July 31, 2016
Asset-backed securities	$112,617,000	$—	$—	$—	$—	$(112,617,000)	$—	$—	$—
Corporate bonds and notes	$4,143,425	(208,221)	—	69,446	—	—	—	—	$4,004,650
Mortgage-backed securities	$41,467,539	(3,401,348)	—	(468,428)	267,961	—	—	(37,865,724)	$—
Totals	$158,227,964	$(3,609,569)	$—	$(398,982)	$267,961	$(112,617,000)	$—	$(37,865,724)	$4,004,650
† Transfers during the reporting period are accounted for using the end of period market value. Transfers out include valuations where a secondary pricing source was obtained for certain securities.
# Includes $69,446 related to Level 3 securities still held at period end.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$2,672,455	$4,941,457
Interest rate contracts	34,650,799	30,801,044

Total	$37,323,254	$35,742,501

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$918,900,000
Purchased swap option contracts (contract amount)		$4,912,100,000
Written TBA commitment option contracts (contract amount)		$1,837,800,000
Written swap option contracts (contract amount)		$5,352,800,000
Futures contracts (number of contracts)		2,000
Centrally cleared interest rate swap contracts (notional)		$5,660,200,000
OTC total return swap contracts (notional)		$417,100,000
OTC credit default contracts (notional)		$111,100,000
Centrally cleared credit default contracts (notional)		$400,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$16,709,865	$—	$—	$—	$—	$—	$—	$16,709,865
	OTC Total return swap contracts*#	4,812	34,895	—	—	96,651	110,186	13,802	27,751	—	288,097
	OTC Credit default contracts*#	—	—	—	—	1,773,608	898,847	—	—	—	2,672,455
	Futures contracts§	—	—	—	—	—	—	—	—	1,666,266	1,666,266
	Forward premium swap option contracts#	—	—	—	—	—	—	25,227	—	—	25,227
	Purchased swap options#	—	—	—	—	189,257	681,311	1,013,434	—	—	1,884,002
	Purchased options#	—	—	—	—	—	—	873,200	—	—	873,200

	Total Assets	$4,812	$34,895	$16,709,865	$—	$2,059,516	$1,690,344	$1,925,663	$27,751	$1,666,266	$24,119,112

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	18,819,424	—	—	—	—	—	—	18,819,424
	OTC Total return swap contracts*#	—	287,275	—	1,028	37,566	62,633	9,403	—	—	397,905
	OTC Credit default contracts*#	116,491	—	—	—	2,851,622	1,296,758	—	676,586	—	4,941,457
	Futures contracts§	—	—	—	—	—	—	—	—	656	656
	Forward premium swap option contracts#	—	—	—	—	—	—	—	—	—	—
	Written swap options#	—	—	—	—	603,660	792,896	3,251,759	—	—	4,648,315
	Written options#	—	—	—	—	—	—	722,160	—	—	722,160

	Total Liabilities	$116,491	$287,275	$18,819,424	$1,028	$3,492,848	$2,152,287	$3,983,322	$676,586	$656	$29,529,917

	Total Financial and Derivative Net Assets	$(111,679)	$(252,380)	$(2,109,559)	$(1,028)	$(1,433,332)	$(461,943)	$(2,057,659)	$(648,835)	$1,665,610	$(5,410,805)
	Total collateral received (pledged)##†	$(67,993)	$(130,948)	$—	$100,000	$(1,378,790)	$(432,913)	$(2,057,659)	$(599,929)	$—
	Net amount	$(43,686)	$(121,432)	$(2,109,559)	$(101,028)	$(54,542)	$(29,030)	$—	$(48,906)	$1,665,610

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2016